WARRANTS (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2022	Jul. 22, 2022	Jan. 24, 2022	Mar. 07, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 29, 2021	Dec. 30, 2020	Dec. 31, 2019
Warrants to purchase shares	6,572,773	2,714,351									2,514,331
Warrant exercise price per share											$ 19.50
Common stock price per share	$ 5.50				$ 1.73		$ 1.73		$ 14.10
Deemed dividend	$ 462,556	$ 21,115,910
Issuance of expenses new warrants					$ 688,570	$ 1,191,405	$ 33,265,639	$ 2,159,564	$ 10,561,789	$ 5,139,321
Aggregate intrinsic value of outstanding stock warrants							$ 1,343		$ 11,650
Stock price per share (in Dollars per share)							$ 1.73		$ 14.10
Stated value of warrants									$ 96,478			$ 13,095,636
Convertible notes payable									37,714,966			5,775,767
Debt instrument unamortized discount					$ 714,684		$ 714,684		11,724			133,608
Accrued interest									77,205			3,625,237
Warrants liabilities									437,500			49,215,416
Derivative liabilities									74,134,327			72,892,563
Gain on settlement									$ 3,917,734			$ 162,132,350
Investor shares of common stock (in Shares)									4,950
[custom:WarrantsPurchase-0]									3,238,542
Price per share (in Shares)									0.12
[custom:ExchangeCashPayment]									$ 11,000
[custom:ParValueOfTheCommonShare-0]									1,485
Reduction in additional paid in capital									$ 9,515
[custom:GainOnSettlementOfDebt-0]									74,134,327
Cash payment			$ 250,000						1,000,000
Restricted cash									1,000,000
Other additional capital									6,530,867
Loss on settlement									$ 1,780,800
Warrants to purchase									200,000
Senior secured debt [Member]
Warrants to purchase									2,514,351
Derivative [Member]
Derivative liabilities									$ 5,750,067
Derivative liabilities									95,380,286
Cash [Member]
Cash payment									$ 15,000
Investor [Member]
Warrants to purchase shares									520,834
Investor shares of common stock (in Shares)									4,166,667
Series Y Preferred Stock [Member]
Shares of series Y preferred stock (in Shares)									4.82388			654.78
Aforementioned Common Share [Member]
Price per share (in Shares)									0.12
Series Z Preferred Shares [Member]
Preferred shares (in Shares)									250
Fair value									$ 6,530,868
Common Stock [Member]
Warrants to purchase shares	2,726,022	4,316,474
Common stock price per share	$ 5.50	$ 7.52
Adjustments to Additional Paid in Capital, Fair Value				$ 1
Warrant [Member]
Warrant exercise price per share					$ 5.73		$ 5.73		$ 19.77	$ 0.327			$ 0.795
Deemed dividend							$ 21,115,910
Issuance of expenses new warrants	$ 7,408,681
Convertible notes payable									$ 38,500
Accrued interest									2,502,223			$ 92,934,419
Gain on settlement									95,365,286
Deemed dividend										$ 95,838,488
Adjustments to Additional Paid in Capital, Fair Value										$ 95,838,488
Series Y Preferred Stock [Member]
Derivative liabilities									$ 1,396,283
Maximum [Member]
Warrant exercise price per share	$ 7.52	19.50
Minimum [Member]
Warrant exercise price per share	$ 5.50	$ 7.52